T. ROWE PRICE Spectrum International Equity Fund
March 31, 2025 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/25
(Cost and value in $000s)
EQUITY FUNDS 100.1%
T. Rowe Price Funds:
International Value Equity Fund  241,635 11,194 18,657 13,696,747 261,471
International Stock Fund  210,125 945 20,378 9,526,556 192,913
European Stock Fund  185,609 887 14,426 7,561,995 185,496
Overseas Stock Fund  153,252 740 11,436 11,273,595 151,179
New Asia Fund  132,127 613 10,875 7,366,940 124,207
Emerging Markets Discovery Stock
Fund  64,685 311 5,237 4,401,140 63,112
International Discovery Fund  57,307 263 4,852 834,391 53,885
Japan Fund  53,003 245 4,016 4,162,271 52,236
Emerging Markets Stock Fund  48,071 2,232 4,412 1,373,134 47,538
Latin America Fund  10,464 52 1,016 604,404 10,764
Africa & Middle East Fund  6,384 30 537 581,035 6,304
Emerging Europe Fund  4,188 — — 809,973 4,447
Total Equity Funds (Cost $790,741) 1,153,552
Total Investments in Securities 100.1%
(Cost $790,741) $ 1,153,552
Other Assets Less Liabilities (0.1)% (854)
Net Assets 100.0% $ 1,152,698
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ (6) $ 427 $ —
Emerging Europe Fund  — 259 —
Emerging Markets Discovery Stock Fund  218 3,353 —
Emerging Markets Stock Fund  (206) 1,647 —
European Stock Fund  1,151 13,426 —
International Discovery Fund  (128) 1,167 —
International Stock Fund  6,988 2,221 —
International Value Equity Fund  3,527 27,299 —
Japan Fund  329 3,004 —
Latin America Fund  (121) 1,264 —
New Asia Fund  150 2,342 —
Overseas Stock Fund  1,406 8,623 —
Totals $ 13,308# $ 65,032 $ —+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
Unaudited
Notes to Portfolio of Investments
3
T. Rowe Price Spectrum International Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum International Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F118-054Q1 03/25